DISCONTINUED OPERATIONS (Details Textual) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 3.0
Impairment loss		$ 268.4	$ 6.4
Transaction cost		0.4
Gain Loss Recognised On Measurement To Fair Value Less Costs To Sell Or On Disposal Of Assets Or Disposal Groups Constituting Discontinued Operation after tax		34.0
Discontinued operations [member]
Impairment loss		$ (49.0)	$ 0.0